EQUITY - THE MOVEMENT OF THE RSUS (Details) - shares	2 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Time Restricted Stock Units [Member] | 2018 plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	0	0	0	0	0	531,385
Outstanding number of shares after split						105,728
Time Restricted Stock Units [Member] | 2019 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited					(38,187)
Number of units outstanding	386,186	386,186	386,186	386,186	386,186	2,138,442
Outstanding number of shares after split						424,373
Time Restricted Stock Units [Member] | 2019 Plan Board and Extraordinary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested					(13,451)
Number of units outstanding	0	0	0	0	0	190,930
Time Restricted Stock Units [Member] | 2019 Plan 5 Years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited					(24,530)
Number of units outstanding	0	0	0	0	0	190,930
Outstanding number of shares after split						37,981
Time Restricted Stock Units [Member] | 2020 Plan Board and Extraordinary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited					(33,931)
Number of units outstanding	0	0	0	0	0	170,568
Outstanding number of shares after split						33,931
Performance Restricted Stock Units [Member] | The Board Grant 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited					(10,072)
Additional grant			3,204
Granted				51,803
Number of units outstanding	44,935	44,935	44,935	44,935	44,935
Performance Restricted Stock Units [Member] | The 2021 Grant Board And Extraordinary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited					0
Granted	40,000
Number of units outstanding	40,000	40,000	40,000	40,000	40,000
SOP [Member] | 2020 Plan Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited					(109,746)
Vested					(160,394)
Number of units outstanding	1,237,378	1,237,378	1,237,378	1,237,378	1,237,378	1,507,518
SOP [Member] | 2020 Plan Performance Award Potential Matching Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited					(354,000)
Number of units outstanding	1,774,150	1,774,150	1,774,150	1,774,150	1,774,150	2,128,150
SOP [Member] | 2020 Plan Extraordinary SOP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited					0
Number of units outstanding	195,000	195,000	195,000	195,000	195,000	195,000
SOP [Member] | The 2021 Grant Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited					(40,360)
Additional grant		17,343
Granted				621,974
Number of units outstanding	598,957	598,957	598,957	598,957	598,957
SOP [Member] | The 2021 Grant Performance Award Potential Matching Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited					(236,728)
Additional grant		68,752
Granted				2,704,919
Number of units outstanding	2,536,943	2,536,943	2,536,943	2,536,943	2,536,943
Performance Award Member [Member] | 2020 Plan Perfomance Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited					(710,000)
Number of units outstanding	3,546,300	3,546,300	3,546,300	3,546,300	3,546,300	4,256,300
Performance Award Member [Member] | The 2021 Grant Performance Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited					(802,293)
Additional grant		137,504
Granted				5,409,837
Number of units outstanding	4,745,048	4,745,048	4,745,048	4,745,048	4,745,048